Trade and other receivables (Details) - ARS ($) $ in Thousands		Jun. 30, 2018	Jun. 30, 2017
Trade and other receivables [abstract]
Post-dated checks		$ 492,745	$ 422,984
Lease and services receivables		474,311	338,595
Averaging of scheduled rent escalation		301,203	271,747
Debtors under legal proceedings		159,821	100,808
Consumer financing receivables		16,441	15,786
Property sales receivables		20,238	5,510
Less: allowance for doubtful accounts		(201,333)	(131,583)
Total trade receivables		1,263,426	1,023,847
Advance payments		271,800	285,158
Prepayments		150,666	113,190
Other receivables from partners of joint ventures	[1]	88,133	89,131
VAT receivables		82,399	45,821
Loans		44,373	20,324
Other tax receivables		19,225	8,656
Expenses to be recovered		8,077	5,226
Others		7,451	6,108
Less: allowance for doubtful accounts		(166)	(165)
Total other receivables		671,958	573,449
Related parties (Note 29)		786,200	633,834
Total current trade and other receivables		2,721,584	2,231,130
Non-current		955,509	777,818
Current		1,766,075	1,453,312
Total		$ 2,721,584	$ 2,231,130

[1]	Includes Ps. 83,942 and Ps. 66,711 at June 30 of 2018 and 2017 respectively, of agreement for assumption of debt with the State Assets Administration Office, or AABE in Spanish. (See Note 18)